Basis of Presentation and Summary of Significant Accounting Policies - Summary of List of Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Jan. 05, 2023
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Taiwan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Taiwan
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology (India) Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	India
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Mobile Commerce Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology S.L. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Spain
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve AI IP Holdings Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Ai Finance LLC [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Ai Finance Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Armada Acquisition Corp I [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Canada
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy International Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Canada
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy USA Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy UK Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Bluedot Industries Pty. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Australia
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Bluedot Industries, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Bluedot Innovation Pty. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Australia
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Prediqt Business Solutions Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	India
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus Global Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus Poland SP Z o.o [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Poland
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus France SARL [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	France
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus B.V. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Netherlands
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower PLUS Global PTE. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Singapore
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus Hungary KFT [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Hungary
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MPower Plus BVBA [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Belgium
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MPower Plus Deutschland GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Germany
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MPower Plus Global Malaysia SDN BHD [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Malaysia
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MP PLUS RM S.R.L [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Romania
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Visenze Pte. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Singapore
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Visenze Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Visenze Technology (Beijing) Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	China
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Subsquid Labs GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Switzerland
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Scale Up Commerce Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Crownpeak Intermediate Holdings, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Crownpeak Technology, In [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Magus Research Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Evidon, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | e-Spirit Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Crownpeak Technology,GmbH. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Germany
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Ilumino, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Aegean Bidco Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | ATTRAQT Group Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | ATTRAQT Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | ATTRAQT, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Early Birds SAS [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	France
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Fredhopper B.V. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Netherlands
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Spring Technologies EOOD [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Bulgaria
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Fredhopper (Australia) Pyt Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Australia
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Fredhopper GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Germany
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Fredhopper SARL [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	France
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Techouts Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Techouts Solutions India Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	India
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | ValueAdd Softtech & Systems Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	India
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | VAST US Systems Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Reward Loyalty UK Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Sports Loyalty Card Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Hospitality Data Insights Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Impact Information Company Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Reward Loyalty & Analytics Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Reward Loyalty East Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	Singapore
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Advanced Commerce Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Metakeep (De Merger Sub 021726, Inc) [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Analytics SEO Limited [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Analytics SEO LLC [Member]
Schedule of Equity Method Investments [Line Items]
Country of incorporation	United States of America
Group shareholding	100.00%